Prepaid expenses	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Prepaid expenses
8.	Prepaid expenses
The Group pays commissions to its retail stores and authorized dealers for wireless and fixed-line telecommunications services. The Group capitalized certain costs associated with commissions paid to retail stores and authorized dealers to obtain new and retained customer contracts as prepaid expenses. These prepaid expenses are amortized on a straight-line basis over the periods that the Group expects to maintain its customers.
(1)     Details of prepaid expenses as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2019
Current assets:
Incremental costs of obtaining contracts	￦	2,016,570	1,897,233
Others		111,779	121,457

		2,128,349	2,018,690

Non-current assets:
Incremental costs of obtaining contracts		982,952	1,152,748
Others		80,759	87,117

	￦	1,063,711	1,239,865

(2)     Incremental costs of obtaining contracts
The amortization and impairment losses in connection with incremental costs of obtaining contracts recognized during the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Amortization and impairment losses recognized	￦	2,418,947	2,193,333	2,002,460